Consolidated Statements of Changes in Shareholders' (Deficit)/Equity (Parenthetical) - shares			12 Months Ended
		Aug. 15, 2024	Dec. 31, 2024
Ordinary shares [Member]
Re-designation of ordinary shares into Class A and Class B ordinary shares upon IPO, shares	[1]		(48,253,425)
Class B ordinary shares [Member] | Ordinary shares [Member]
Re-designation of ordinary shares into Class A and Class B ordinary shares upon IPO, shares	[1]		16,931,824
Class A ordinary shares [Member]
Re-designation of ordinary shares into Class A and Class B ordinary shares upon IPO, shares		125,154,172
Class A ordinary shares [Member] | Ordinary shares [Member]
Re-designation of ordinary shares into Class A and Class B ordinary shares upon IPO, shares	[1]		31,321,601

[1]	Redesignation of ordinary shares into Class A and Class B ordinary shares upon IPO includes (i) re-designation of 16,931,824 ordinary shares held by Unicentury Holdings Limited beneficially owned by Mr. Xiaoyan Lu into Class B ordinary shares on a one-for-one basis; (ii) re-designation of all of 31,321,601 outstanding ordinary shares into Class A ordinary shares on a one-for-one basis